Driehaus Capital Management, Inc.
                               25 East Erie Street
                          Chicago, Illinois 60611-2703




                                              May 2, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Driehaus Mutual Funds
                  File Nos. 333-05265 and 811-07655
                  ---------------------------------

To The Commission:

         Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated May 1, 2002 and Statement of Additional Information dated May 1, 2002 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                              Very truly yours,



                                              /s/Mary Weiss
                                              -------------

                                              Mary Weiss

MW/sp